TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of income taxes expense

	Year Ended
	2023	2022
Current expense :
Federal	$47,727	$34,121
State	7,112	9,040
Total current expense :	54,839	43,161
Deferred (benefit) expense :
Federal	(6,912)	(3,173)
State	(536)	4,761
Foreign	(1,235)	(232)
Change in valuation allowance	1,235	232
Total deferred (benefit) expense :	(7,448)	1,588
Total income tax expense :	$47,391	$44,749

Schedule of difference between the income tax expense and the expected income taxes based on the statutory tax rate

	Year Ended
	2023	2022
Expected income tax recovery	$(9,609)	$(36,147)
Difference in foreign tax rates	(6,030)	(4,311)
State taxes	6,576	13,802
Foreign exchange gain or loss	370	146
Impairment loss	1,327	24,769
Translation adjustment	(226)	669
Unrealized change in fair value of financial liabilities	(4,835)	(13,248)
Acquisition costs	872	147
Interest income inclusion	6,465	4,244
Non-deductible expenses	46,262	58,423
Amortization of debt premium	(815)	(815)
Restricted stock	731	—
Accrued tax penalties and interest	9,762	—
Change in effective tax rate	(1,627)	—
Prior year adjustment	(2,201)	(2,877)
Valuation allowance	1,235	232
Other	(867)	(285)
	$47,391	$44,749

Schedule of components of deferred tax assets and liabilities

	Year Ended
	2023	2022
Deferred tax assets
Net operating losses	$11,663	$9,515
Share issuance costs	616	1,311
Share-based compensation	210	1,385
Inventory	2,032	1,298
Lease liabilities	1,170	—
Other assets	1,153	763
Total deferred tax assets	16,844	14,272

Deferred tax liabilities
Depreciation	(7,846)	(7,173)
Amortization	(63,320)	(69,440)
Debt financing costs	(584)	(1,202)
Other liabilities	(40)	(86)
Total deferred tax liabilities	(71,790)	(77,901)
Valuation allowance	(10,019)	(8,784)
Net deferred tax liability	$(64,965)	$(72,413)